CURRENT AND DEFERRED TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 04, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Assets	$ 273,327	$ 273,327	$ 370,115	$ 364,021
Liabilities	872,121		$ 953,148	949,697
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	225,967			210,855
Liabilities	1,225,199			1,401,277
Leased Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	(75,136)			(103,201)
Liabilities	508,128			275,142
Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	(983)			(484)
Liabilities	55,880			54,335
Provisions [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	(38,303)			(9,771)
Liabilities	(75,631)			690
Revaluation of Financial Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	445			(734)
Liabilities	458			(4,484)
Tax Losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	170,980			290,973
Liabilities	(1,198,170)			(1,188,586)
Intangibles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets
Liabilities	351,238			406,536
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets	(9,643)			(23,617)
Liabilities	$ 5,019			$ 4,787